Transactions with Related Parties and Parties-in-Interest (Tables)	12 Months Ended
Dec. 31, 2025
Bank First Retirement Plan
Transactions with Related Parties and Parties-in-Interest
Schedule of the transactions with Bank First Corporation common stock

	2025	2024
Purchase of stock:
Number of shares	30,216	21,143
Value of shares on transaction dates	$3,427,875	$1,851,511

In-kind transfers of stock out of Plan:
Number of shares	11,862	17,104
Value of shares on transaction dates	$1,272,293	$1,415,067

Sales of stock:
Number of shares	56,107	54,998
Value of shares on transaction dates	$6,643,602	$4,776,633